OTHER NON-CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 03, 2017
Schedule of Other Long-Term Liabilities [Line Items]
Day 1 gain deferred revenue	$ 63,834	$ 72,138
Deferred commissioning period revenue	27,076	0
Pension obligations	32,972	37,537
Guarantees issued to Golar Partners	14,770	11,429
Other	6,912	11,444
Other long-term liabilities	145,564	132,548
Derivative liability	72,126	40,364
Deferred Commissioning Period Revenue	33,800
Asset retirement obligation	4,400	$ 9,800
Asset retirement obligation, period increase (decrease)	5,400
Asset retirement obligation, revision of estimate	5,600
Asset retirement obligation, accretion expense	200
Removal costs capitalized	4,400
Energy Related Derivative
Schedule of Other Long-Term Liabilities [Line Items]
Day 1 gain deferred revenue	$ 63,800
Derivative liability			$ 79,600